497(e)
                                                                       333-06071

MONY Life Insurance Company of America

SUPPLEMENT DATED JULY 6, 2007 TO THE MAY 1, 2007 PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

POSTPONEMENT OF PORTFOLIO SUBSTITUTIONS

The July 9, 2007 and August 20, 2007 substitutions of interests in the variable investment options listed below and described in the May 1, 2007 supplement to your prospectus have been temporarily postponed. Pending regulatory approval, the substitution transactions are now expected to occur on or about August 20, 2007 and November 19, 2007, respectively. The July 9, 2007 substitution of interests in the Oppenheimer Global Securities/VA (Service Class) variable investment option for interests in the UIF Global Value Equity (Share Class I) variable investment option described in the May 1, 2007 supplement to your prospectus has been cancelled. As a result, the UIF Global Value Equity (Share Class I) variable investment option will continue to be available under your policy after July 9, 2007. For more information about the substitutions, please refer to your May 1, 2007 prospectus and prospectus supplement.

The substitutions of interests in the Dreyfus Appreciation, Fidelity VIP Growth, MFS New Discovery Series, UIF Equity Growth and UIF U.S. Real Estate Portfolios will occur on or about August 20, 2007. The substitutions of interests in the Alger American Balanced, Alger American MidCap Growth, Dreyfus Small Cap Stock Index, Fidelity VIP Growth Opportunities, Janus Aspen Series Flexible Bond, MFS Total Return, T. Rowe Price Equity Income, T. Rowe Price New America, T. Rowe Price Personal Strategy Balanced, UIF Core Plus Fixed Income and UIF Value Portfolios will occur on or about November 19, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:

---------------------------------------------------------------------------------------------------------------------
Trust(s)                                                      Trust/Share Class
Replaced (Current) Portfolio                                  Surviving/New Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH (CLASS O SHARES)                 EQ/VAN KAMPEN MID CAP GROWTH (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND -- APPRECIATION PORTFOLIO    EQ/ALLIANCEBERNSTEIN COMMON STOCK (CLASS IA SHARES)
 (INITIAL SHARES)
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIO -- SMALL CAP STOCK INDEX         EQ/SMALL COMPANY INDEX (CLASS IA SHARES)
 PORTFOLIO (SERVICE SHARES)
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (INITIAL CLASS)   EQ/CAPITAL GUARDIAN RESEARCH (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL     EQ/JPMORGAN CORE BOND (CLASS IA SHARES)
 SHARES)
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES (INITIAL CLASS)                   EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO                         EQ/BOSTON ADVISORS EQUITY INCOME (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH                              EQ/CAPITAL GUARDIAN GROWTH (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME (SHARE CLASS I)                    EQ/JPMORGAN CORE BOND (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
UIF VALUE PORTFOLIO (CLASS I)                                 EQ/ALLIANCEBERNSTEIN VALUE (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE CLASS I)                          EQ/VAN KAMPEN REAL ESTATE (CLASS IA SHARES)
---------------------------------------------------------------------------------------------------------------------

MNY REAL ES. (6/07)                                                       x01703
139258 (6/07)                                                       -NB/IF-CSVUL

---------------------------------------------------------------------------------------------------------------------
Trust(s)                                                      Trust/Share Class
Replaced (Current) Portfolio                                  Surviving/New Portfolio
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products (VIP) -- Initial
 Class Shares
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)                 FIDELITY VIP CONTRAFUND(R) (INITIAL CLASS)
---------------------------------------------------------------------------------------------------------------------
UIF EQUITY GROWTH PORTFOLIO (SHARE CLASS I)                   FIDELITY VIP CONTRAFUND(R) (INITIAL CLASS)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
 Class 2 Shares
---------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO (CLASS O SHARES)            FRANKLIN INCOME SECURITIES FUND (CLASS 2 SHARES)
---------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN (INITIAL CLASS)                              FRANKLIN INCOME SECURITIES FUND (CLASS 2 SHARES)
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE PERSONAL STRATEGY BALANCED                      FRANKLIN INCOME SECURITIES FUND (CLASS 2 SHARES)
---------------------------------------------------------------------------------------------------------------------

                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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